Financial debt - Nucleo (Details) ₲ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PYG (₲)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Financial Debt
Current financial debt		$ 3,194	$ 3,266
Non-current		9,041	$ 8,646
Nucleo | Bank loans - principal
Financial Debt
Principal amount | ₲	₲ 120,000
Current financial debt		182
Non-current		215
Nucleo | Principal Nominal Value 80,000
Financial Debt
Principal amount | ₲	₲ 80,000
Amortization term	1 year 10 months 24 days
Current financial debt		132
Non-current		132
Nucleo | Principal Nominal Value 40,000
Financial Debt
Principal amount | ₲	₲ 40,000
Amortization term	1 year 8 months 12 days
Current financial debt		50
Non-current		$ 83
Weighted average | Nucleo | Bank loans - principal
Financial Debt
Amortization term	2 years
Weighted average annual rate	8.83%	8.83%